Advances for drillships under construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Advances For Drillships Under Construction [Abstract]
Balance, December 31, 2012	$ 992,825
Capitalized costs	83,819
Balance, June 30, 2013	$ 1,076,644